UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2009

Legg Mason

Western Asset

Managed Municipals Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income, which is excluded from gross income for regular federal income tax purposes, to the extent consistent with prudent investment management and the preservation of capital*.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners Managed Municipals Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended August 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as GDP declined 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, more than seven million jobs have been shed and we have experienced twenty-one consecutive months of job losses. In addition, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the fourth straight month in July 2009. In addition, while home prices have continued to fall, the pace of the decline has generally moderated. Other recent economic news also seemed to be “less negative” or, in some cases, actually positive. For example, job losses in September were 263,000, substantially lower than the monthly losses earlier in the year. Elsewhere, inflation remained low, manufacturing expanded in August for the first time in eighteen months and durable goods orders in July posted their largest increase in two years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this

Legg Mason Western Asset Managed Municipals Fund	I

Letter from the chairman continued

stance thus far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 1.00% and 3.02%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.97% and 3.40%. Over the six months ended August 31, 2009, longer-term yields moved higher due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher. The municipal bond market slightly lagged its taxable bond counterpart over the six months ended August 31, 2009. Over that period, the Barclays Capital Municipal Bond Indexiv and the Barclays Capital U.S. Aggregate Indexv returned 5.61% and 5.95%, respectively. While municipal securities outperformed the taxable market during four of the six months of the reporting period, it was not enough to overcome the relative underperformance of the tax-free bond market in March and June.

Performance review

For the six months ended August 31, 2009, Class A shares of Legg Mason Western Asset Managed Municipals Fund, excluding sales charges, returned 10.35%. The Fund’s unmanaged benchmark, the Barclays Capital Municipal Bond Index, returned 5.61% for the same period. The Lipper General Municipal Debt Funds Category Average1 returned 7.47% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 248 funds in the Fund’s Lipper category, and excluding sales charges.

II	Legg Mason Western Asset Managed Municipals Fund

PERFORMANCE SNAPSHOT as of August 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Managed Municipals Fund — Class A Shares	10.35%
Barclays Capital Municipal Bond Index	5.61%
Lipper General Municipal Debt Funds Category Average[1]	7.47%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class 1 shares[2] returned 10.46%, Class B shares returned 10.10%, Class C shares returned 10.04% and Class I shares returned 10.50% over the six months ended August 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for the period ended August 31, 2009 for Class 1, A, B, C and I shares were 4.77%, 4.65%, 4.30%, 4.31% and 5.02%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class 1, A, B, C and I shares would have been 4.63%, 4.65%, 4.30%, 4.31% and 5.02%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated June 28, 2009, the gross total operating expense ratios for Class 1, Class A, Class B, Class C and Class I shares were 0.65%, 0.67%, 1.23%, 1.22% and 0.49%, respectively.
As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.15%. This expense limitation may be reduced or terminated at any time.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 248 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Western Asset Managed Municipals Fund	III

Letter from the chairman continued

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 5, 2009

IV	Legg Mason Western Asset Managed Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Legg Mason Western Asset Managed Municipals Fund	V

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of August 31, 2009 and February 28, 2009 and do not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2009 and held for the six months ended August 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class 1	10.46%	$1,000.00	$1,104.60	0.50%	$2.65
Class A	10.35	1,000.00	1,103.50	0.65	3.45
Class B	10.10	1,000.00	1,101.00	1.21	6.41
Class C	10.04	1,000.00	1,100.40	1.20	6.35
Class I	10.50	1,000.00	1,105.00	0.47	2.49

[1]	For the six months ended August 31, 2009.

[2]

Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class 1	5.00%	$1,000.00	$1,022.68	0.50%	$2.55
Class A	5.00	1,000.00	1,021.93	0.65	3.31
Class B	5.00	1,000.00	1,019.11	1.21	6.16
Class C	5.00	1,000.00	1,019.16	1.20	6.11
Class I	5.00	1,000.00	1,022.84	0.47	2.40

[1]	For the six months ended August 31, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 97.2%
	Alabama — 0.6%
	Birmingham, AL:
$4,000,000	Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC, 6.000% due 6/1/39(a)	$4,145,880
	Waterworks Board, Water Revenue, AGC:
5,000,000	5.125% due 1/1/34	5,101,850
10,000,000	5.250% due 1/1/39	10,251,300
4,940,000	Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL, 5.500% due 10/1/13(b)	4,989,647
1,000,000	Mobile, AL, IDB, Environment Improvement Revenue, International Paper Co. Project, 6.450% due 5/15/19(b)	1,002,110
4,000,000	Southeast Alabama Gas District, Alabama General System Revenue, AMBAC, 5.625% due 6/1/25(c)	4,236,520
	Total Alabama	29,727,307
	Alaska — 0.8%
	Alaska Housing Finance Corp., Home Mortgage Revenue:
22,725,000	5.500% due 12/1/38	23,175,409
5,000,000	5.350% due 12/1/39	5,046,750
2,500,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31(b)	2,151,700
5,000,000	Alaska State Housing Financial Corp., General Housing, NATL, 5.250% due 12/1/25	5,126,550
	Total Alaska	35,500,409
	Arizona — 2.7%
	Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
2,500,000	5.000% due 1/1/31	2,533,450
4,375,000	Refunding, 5.000% due 1/1/23	4,585,700
3,000,000	Arizona Health Facilities Authority, Revenue, Catholic Healthcare West, 6.625% due 7/1/20(c)	3,184,050
	Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL:
3,520,000	5.000% due 8/1/18	3,783,366
2,895,000	5.000% due 8/1/20	3,062,823
	Maricopa County, AZ, IDA:
500,000	Hospital Facilities Revenue, Samaritan Health Services, NATL, 7.000% due 12/1/16(d)	620,495
2,450,000	MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized, 6.000% due 10/20/31	2,571,300
	Phoenix, AZ:
1,000,000	Civic Improvement Corp., Wastewater System Revenue, NATL/FGIC, 5.000% due 7/1/24	1,018,640

See Notes to Financial Statements.

4	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Arizona — 2.7% continued
$950,000	IDA, MFH Revenue, Ventana Palms Apartments Project, NATL, 6.150% due 10/1/29(c)	$973,275
	Pima County, AZ:
90,000	IDA, Industrial Revenue Refunding, FSA, 7.250% due 7/15/10	90,017
1,000,000	USD, No. 1 Tucson, NATL/FGIC, 7.500% due 7/1/10	1,055,320
84,000	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	86,437
	Salt Verde, AZ Financial Corp.:
	Gas Revenue:
13,275,000	5.500% due 12/1/29	12,296,500
15,750,000	5.000% due 12/1/32	13,439,160
67,580,000	5.000% due 12/1/37	56,258,323
12,000,000	Senior Gas Revenue, 5.250% due 12/1/28	10,864,920
1,000,000	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC, 5.000% due 7/15/22	1,011,380
	University of Arizona, COP:
5,435,000	AMBAC, 5.000% due 6/1/28	5,486,306
	Unrefunded Balance, University of Arizona Project, AMBAC:
130,000	5.000% due 6/1/19	134,950
60,000	5.000% due 6/1/20	61,951
1,875,000	Yuma, AZ, IDA, MFH Revenue, Refunding Bonds, GNMA-Collateralized, 6.100% due 9/20/34(b)	1,984,950
	Total Arizona	125,103,313
	Arkansas — 0.0%
2,000,000	Arkansas State Development Financing Authority, Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29(c)	2,045,140
	California — 15.0%
	ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
6,400,000	Refunding Children’s Hospital & Research, 5.000% due 12/1/37	5,259,904
10,000,000	Sharp Healthcare, 6.250% due 8/1/39	10,021,300
6,000,000	Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution, 5.250% due 10/1/39	6,085,440
5,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	4,602,500
	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area:
15,000,000	5.000% due 4/1/34	15,320,100
89,000,000	5.125% due 4/1/39	91,127,990

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	California — 15.0% continued
$4,180,000	Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC, 5.000% due 8/1/23	$3,734,705
500,000	California EFA Revenue, 5.625% due 7/1/23	394,605
6,000,000	California Health Facilities Financing Authority Revenue, Providence Health & Services, 5.500% due 10/1/39	6,013,500
	California Housing Finance Agency Revenue, Home Mortgage:
7,000,000	4.700% due 8/1/24(b)	6,003,060
10,000,000	5.000% due 2/1/28(b)	8,440,400
8,500,000	4.700% due 8/1/36(b)	6,410,360
10,000,000	5.500% due 8/1/38	9,759,200
12,500,000	5.600% due 8/1/38(b)	11,063,875
5,125,000	5.500% due 8/1/42(b)	4,996,209
2,100,000	California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC, 5.750% due 9/1/23	2,072,238
4,875,000	California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC, 5.300% due 12/1/21	4,928,138
3,645,000	California State Department of Water Resources, Water Revenue, FSA, 5.125% due 12/1/24	3,831,296
10,000,000	California State University Revenue, Systemwide, 5.500% due 11/1/39	10,293,700
	California Statewide CDA:
1,810,000	Health Facility Revenue, Community Hospital of Monterey Peninsula, FSA, 5.250% due 6/1/23	1,863,087
	Revenue:
8,550,000	Catholic Healthcare West, 5.500% due 7/1/31	8,152,510
10,000,000	Enloe Medical Center, CMI, 5.750% due 8/15/38	9,999,600
9,600,000	FHA, Methodist Hospital Project, 6.750% due 2/1/38	10,476,192
10,000,000	Kaiser Permanente, 5.000% due 4/1/19	10,190,200
40,000,000	St. Joseph Hospital, FGIC, 5.750% due 7/1/47	39,881,200
14,300,000	Castaic Lake Water Agency, COP, Revenue, NATL, 5.250% due 8/1/23	14,528,800
3,655,000	Cucamonga County, CA, Water District, COP, NATL/FGIC, 5.125% due 9/1/31	3,567,865
10,000,000	El Dorado, CA, Irrigation District, COP, AGC, 5.750% due 8/1/39	10,274,400
24,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39(c)	28,224,960
	Imperial Irrigation District Electric Revenue:
7,500,000	5.000% due 11/1/33	7,365,300
27,800,000	5.125% due 11/1/38	27,693,804
3,000,000	Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.250% due 8/1/21	3,061,530

See Notes to Financial Statements.

6	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	California — 15.0% continued
	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase:
$6,730,000	5.500% due 11/15/37	$5,893,461
10,330,000	Revenue, 5.000% due 11/15/24	9,063,232
	Los Angeles, CA:
11,615,000	Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	11,819,076
16,250,000	Harbor Department Revenue, 5.250% due 8/1/34	16,474,900
	Water & Power Revenue, Power Systems, FSA:
1,500,000	5.000% due 7/1/23	1,569,480
7,850,000	5.000% due 7/1/26	8,139,743
	M-S-R Energy Authority, CA:
15,000,000	6.125% due 11/1/29(a)	14,904,150
15,000,000	7.000% due 11/1/34(a)	16,135,950
30,000,000	6.500% due 11/1/39(a)	30,274,800
	Modesto, CA, Irrigation District, COP, Capital Improvements:
15,000,000	6.000% due 10/1/39	15,654,000
	FSA:
1,535,000	5.000% due 7/1/20	1,566,652
2,210,000	5.000% due 7/1/21	2,248,697
1,680,000	5.000% due 7/1/22	1,704,562
10,785,000	Novato, CA, USD, NATL/FGIC, 5.000% due 8/1/26	11,033,594
3,000,000	Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL, 5.000% due 2/1/27	2,403,960
5,000,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL, 5.125% due 9/1/30	4,275,450
	Sacramento County, CA, Airport System Revenue, PFC/Grant:
24,360,000	6.000% due 7/1/35	24,859,136
29,130,000	6.000% due 7/1/39	29,808,146
	Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, BHAC:
4,500,000	5.500% due 10/1/28	4,969,800
15,000,000	5.625% due 10/1/37	15,969,450
	San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
7,695,000	5.000% due 5/15/27	7,975,867
2,735,000	5.000% due 5/15/28	2,817,488
11,475,000	5.250% due 5/15/34	11,763,481
7,965,000	5.250% due 5/15/39	8,109,804

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	California — 15.0% continued
	San Francisco, CA, City & County:
$16,675,000	Airports Commission, International Airports Revenue, Refunding, NATL/FGIC, 5.125% due 5/1/26	$16,733,029
	COP:
	Multiple Capital Improvement Projects:
2,475,000	5.000% due 4/1/25	2,480,495
1,435,000	5.250% due 4/1/26	1,461,978
2,500,000	5.250% due 4/1/31	2,507,350
	San Bruno Jail No. 3, AMBAC:
3,000,000	5.250% due 10/1/20	3,000,870
5,000,000	5.250% due 10/1/26	5,049,300
	University of California Revenues, AMBAC:
4,000,000	5.000% due 5/15/23	4,151,400
3,750,000	5.000% due 5/15/24	3,886,725
4,000,000	5.000% due 5/15/26	4,115,280
	Total California	688,459,274
	Colorado — 2.4%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,000,000	Charter School, Bromley East Project, 7.250% due 9/15/30(c)	1,128,090
1,190,000	Unrefunded, University of Denver Project, NATL/FGIC, 5.250% due 3/1/23	1,250,024
	Colorado Health Facilities Authority Revenue:
9,250,000	Catholic Health Initiatives, 6.250% due 10/1/33	9,980,010
20,000,000	Health Facility Authority, FSA, 5.250% due 3/1/36	20,283,600
	Parkview Medical Center Inc. Project:
1,000,000	6.500% due 9/1/20(c)	1,106,660
5,000,000	5.000% due 9/1/37	3,956,150
500,000	Poudre Valley Health Care, 5.000% due 3/1/25	469,190
20,000,000	Colorado HFA, Single-Family Mortgage Revenue, NATL, 4.800% due 11/1/37(b)	17,214,800
11,000,000	Colorado Springs, CO, Hospital Revenue, 6.250% due 12/15/33	11,147,400
2,180,000	Colorado Water Resource & Power Development Authority, NATL/FGIC, 5.375% due 11/1/20	2,299,202
6,655,000	Denver, CO, City & County, COP, AMBAC, 5.750% due 12/1/17(c)	7,136,556
8,900,000	E-470 Public Highway Authority Revenue, CO, NATL, 5.500% due 9/1/24	8,574,616
2,000,000	Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC, 5.100% due 12/1/20	2,047,960

See Notes to Financial Statements.

8	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Colorado — 2.4% continued
	Highlands Ranch Metropolitan, GO, District No. 2, FSA:
$525,000	6.500% due 6/15/10(d)	$550,232
475,000	6.500% due 6/15/10	496,902
23,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	23,330,050
500,000	Pueblo County, CO, School District No. 60, GO, NATL/FGIC, 5.250% due 12/15/20	522,150
1,000,000	University of Colorado Hospital Authority Revenue, 5.600% due 11/15/21(c)	1,096,150
	Total Colorado	112,589,742
	Connecticut — 0.7%
1,770,000	Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement, 6.625% due 12/1/14(b)	1,614,842
	Connecticut State HFA, Housing Mortgage Finance Program:
7,150,000	4.850% due 11/15/23	7,265,187
5,995,000	5.875% due 11/15/33	6,323,286
2,390,000	6.000% due 11/15/38	2,533,567
4,535,000	GO of Authority, 4.875% due 11/15/31(b)	4,256,732
	Mashantucket Western Pequot Tribe Connecticut Special Revenue:
2,000,000	5.700% due 9/1/12(e)	1,020,000
6,500,000	5.750% due 9/1/18(e)	3,120,000
7,920,000	South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC, 5.375% due 8/1/30(c)	8,356,867
	Total Connecticut	34,490,481
	Delaware — 0.6%
21,395,000	Delaware State Housing Authority Revenue, Single-Family Mortgage, 5.450% due 7/1/39	21,737,748
	New Castle County, DE, GO:
3,240,000	5.000% due 7/15/33	3,405,564
3,825,000	5.000% due 7/15/39	3,983,240
	Total Delaware	29,126,552
	District of Columbia — 1.4%
	District of Columbia:
43,090,000	Hospital Revenue, Children’s Hospital Obligation Group, FSA, 5.250% due 7/15/45	41,278,496
3,000,000	Revenue, American Association for the Advancement of Science, AMBAC, 5.250% due 1/1/16	2,933,520

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	District of Columbia — 1.4% continued
	Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue:
$8,000,000	5.000% due 10/1/39	$7,974,960
12,500,000	5.250% due 10/1/44	12,596,750
	Total District of Columbia	64,783,726
	Florida — 11.6%
2,470,000	Bonita Springs, FL, Vasari Capital Improvement, 6.950% due 5/1/32(c)	2,586,609
4,265,000	Bonnet Creek Resort Community Development District, 7.375% due 5/1/34	3,393,191
860,000	Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project, 6.050% due 11/15/16(d)	991,167
10,000,000	Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project, 7.000% due 4/1/39	10,373,300
4,500,000	Broward County, FL, Port Facilities Revenue, 5.500% due 9/1/29	4,572,630
6,000,000	Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University, 7.850% due 8/15/31(c)	6,575,040
	Capital Region Community Development District, Capital Improvement:
865,000	6.850% due 5/1/31	767,298
920,000	6.700% due 5/1/32	889,760
4,000,000	Capital Travel Agency Revenue, Seminole Tribe Convention, 8.950% due 10/1/33(c)(e)	4,856,040
3,655,000	Century Parc Community Development District, Special Assessment, 7.000% due 11/1/31	3,323,455
	Citizens Property Insurance Corp., FL, Senior Secured High Act:
20,000,000	5.500% due 6/1/17	20,364,000
3,100,000	6.000% due 6/1/17	3,254,132
2,000,000	Clay County, FL, School Board, COP, Master Lease Program, NATL, 5.750% due 7/1/22(c)	2,109,120
305,000	Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, FHA, 6.500% due 10/1/25	305,479
	Clearwater, FL, Water & Sewer Revenue:
1,555,000	5.125% due 12/1/32	1,567,829
5,500,000	5.250% due 12/1/39	5,555,990
	Collier County, FL:
520,000	Health Facilities Authority, Moorings Inc. Project, 11.000% due 12/1/10(d)	558,225
60,000	Water-Sewer, Refunding, Water Revenue, AMBAC, 8.875% due 5/1/12(d)	67,098

See Notes to Financial Statements.

10	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 11.6% continued
$1,970,000	Dade County, FL, IDR, Miami Cerebral Palsy Services Project, 8.000% due 6/1/22	$1,764,726
	Escambia County, FL:
190,000	Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC, 5.950% due 7/1/20	189,533
	Utilities Systems Revenue:
180,000	NATL, 9.750% due 6/1/12(d)	206,708
3,000,000	NATL/FGIC, 6.250% due 1/1/15	3,372,420
	Florida Housing Finance Corp. Revenue, Homeowner Mortgage:
4,635,000	5.000% due 1/1/35(b)	4,625,869
	GNMA/FNMA/FHLMC:
10,680,000	5.450% due 7/1/33	10,915,708
10,000,000	6.375% due 7/1/38	10,633,200
14,860,000	5.500% due 7/1/39	15,126,886
	Florida Municipal Loan Council Revenue, NATL:
1,625,000	5.250% due 11/1/18	1,702,464
1,805,000	5.250% due 11/1/20	1,872,381
	Florida State Board of Education:
3,220,000	5.250% due 6/1/19	3,456,702
3,000,000	Capital Outlay, GO, Public Education, NATL/FGIC, 5.000% due 6/1/19	3,166,530
	Florida State:
1,050,000	Broward County Expressway Authority, 10.000% due 7/1/14(d)	1,279,876
1,000,000	Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC, 5.000% due 9/1/21	1,062,370
10,000,000	Municipal Power Agency Revenue, FSA, 5.000% due 10/1/31	10,197,000
1,290,000	Gainesville, FL, Utilities Systems Revenue, 8.125% due 10/1/14(d)	1,474,715
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health Systems:
1,750,000	6.000% due 11/15/25(c)	1,975,172
2,750,000	5.875% due 11/15/29(c)	3,157,990
3,000,000	Adventist/Sunbelt Inc., 6.000% due 11/15/31(c)	3,336,690
	Hillsborough County, FL:
6,000,000	IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30(b)	3,562,380
990,000	Utility Revenue, Refunding Bonds, NATL, 9.875% due 12/1/11(d)	1,044,143

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 11.6% continued
	Indian River County, FL, School Board COP, NATL:
$4,225,000	5.000% due 7/1/19	$4,424,589
4,380,000	5.000% due 7/1/20	4,547,754
	Jacksonville, FL:
10,000,000	Health Facilities Authority Revenue, Brooks Health System, 5.250% due 11/1/38	9,116,700
2,000,000	Sales Tax Revenue, Better Jacksonville, NATL, 5.250% due 10/1/21	2,080,160
7,500,000	JEA District, FL, Electric System Revenue, 5.125% due 10/1/37	7,428,000
175,000	Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC, 9.750% due 10/1/13(d)	200,744
5,100,000	Lakeland, FL, Electric & Water Revenue, Refunding, NATL, 5.000% due 10/1/18	5,155,182
	Lee County, FL:
20,000	Capital Bonds, NATL, 7.400% due 10/1/09(d)	20,102
1,370,000	HFA, Brittany Phase II Project, FNMA-Collateralized, 6.100% due 12/1/32(b)(f)	1,395,263
875,000	Justice Center, Improvement Revenue Bonds, NATL, 11.125% due 1/1/11(d)	945,744
	Southwest Florida Regional Airport Revenue, NATL:
425,000	8.625% due 10/1/09(d)	427,559
255,000	9.625% due 10/1/09(d)	256,721
	Martin County, FL, IDA Revenue, Indiantown Cogeneration Project:
15,000,000	7.875% due 12/15/25(b)	15,155,250
6,010,000	8.050% due 12/15/25(b)	6,168,484
2,270,000	Mediterra North Community Development District, 6.800% due 5/1/31	2,075,983
	Miami-Dade County, FL:
	Aviation Revenue:
9,450,000	5.500% due 10/1/36	9,471,262
26,100,000	5.500% due 10/1/41	25,904,250
	Miami International Airport:
44,085,000	FSA, 5.000% due 10/1/41	43,390,661
250,000	NATL/FGIC, 5.550% due 10/1/13(b)	255,688
10,000,000	EFA Revenue, University of Miami, 5.500% due 4/1/38	10,021,400
230,000	HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized, 6.375% due 4/1/33(b)	236,249
	School Board, COP, AGC:
7,000,000	5.000% due 2/1/27	7,184,730
5,500,000	5.250% due 2/1/27	5,748,985
2,250,000	Stormwater, NATL, 5.000% due 4/1/28	2,265,142

See Notes to Financial Statements.

12	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 11.6% continued
$275,000	North Springs Improvement District, Refunding, Water & Sewer, NATL, 7.000% due 10/1/09	$276,174
	Orange County, FL:
	Health Facilities Authority Revenue:
13,000,000	Orlando Regional Healthcare System, FSA, 5.000% due 12/1/32	12,265,760
	Southern Adventist Hospital, Adventist Health Systems:
735,000	8.750% due 10/1/09(d)	739,733
3,000,000	6.500% due 11/15/30(c)	3,235,380
980,000	Unrefunded Balance, Hospital Healthcare, 6.000% due 10/1/26	982,783
	School Board, COP:
37,000,000	AGC, 5.500% due 8/1/34	38,577,310
25,250,000	AMBAC, 5.500% due 8/1/25	26,143,850
2,000,000	Tourist Development Tax Revenue, Refunding, AMBAC, 5.000% due 10/1/21	2,054,720
	Orlando, FL:
5,000,000	State Sales Tax Payments Revenue, 5.000% due 2/1/38	5,010,000
58,270,000	Tourist Development Tax Revenue, AGC, 5.500% due 11/1/38	59,532,711
885,000	Urban Community Development, Capital Improvement, 6.950% due 5/1/33(c)	960,606
2,740,000	Utilities Commission, Water & Electric Revenue, Refunding, 5.000% due 10/1/23	2,891,796
6,000	Osceola County, FL, IDA, Community Provider Pooled Loan Program, FSA, 7.750% due 7/1/10	6,001
1,525,000	Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project, 9.500% due 8/1/13(d)	1,817,037
2,100,000	Palm Coast, FL, Utilities Systems Revenue, NATL, 5.000% due 10/1/27	2,108,358
2,325,000	Panther Trace, FL, Community Development, Special Assessment, 7.250% due 5/1/33(c)	2,629,645
480,000	Pasco County, FL, HFA, Housing Pasco Woods Apartments Project, 5.700% due 8/1/19(b)	483,782
2,025,000	Polk County, FL, Utilities Systems Revenue, NATL/FGIC, 5.000% due 10/1/24	2,053,228
2,070,000	Port St. Lucie, FL, South Lennard Special Assessment, 7.125% due 9/1/21	1,698,290
845,000	Renaissance Community Development District, Florida Capital Improvement Revenue, 7.000% due 5/1/33	735,742
5,955,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	4,114,012

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	13

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Florida — 11.6% continued
$1,395,000	Rivercrest Community Development District, 7.000% due 5/1/32(c)	$1,547,962
1,085,000	Santa Rosa, FL, Bay Bridge Authority Revenue, 6.250% due 7/1/28	661,969
	Sarasota County, FL, Public Hospital Board Revenue, Refunding, Sarasota Memorial Hospital, NATL:
5,000,000	5.250% due 7/1/24	4,980,350
3,485,000	5.500% due 7/1/28	3,500,195
8,500,000	Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project, 5.625% due 7/1/39	8,456,650
4,400,000	Seminole Tribe Florida Special Obligation Revenue, 5.250% due 10/1/27(e)	3,828,264
2,000,000	South Lake County, FL, Hospital District, South Lake Hospital Inc., 6.000% due 10/1/22	2,009,400
2,000,000	St. Lucie West, FL, Services District, Special Assessment Revenue, Port St. Lucie, Refunding, Senior Lien, Water Management Benefit, NATL, 5.250% due 5/1/25	1,710,780
3,000,000	Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC, 5.200% due 10/1/22	3,185,970
55,000	Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC, 9.250% due 10/1/10(d)	55,545
	Tampa, FL:
1,000,000	Sales Tax Revenue, AMBAC, 5.375% due 10/1/21	1,042,230
	Sports Authority Revenue, GTD Parking Tampa Bay Arena Project, NATL:
500,000	6.050% due 10/1/20	538,595
1,000,000	6.100% due 10/1/26	1,098,370
2,250,000	Water & Sewer Revenue, 6.900% due 10/1/16(d)	2,601,270
1,000,000	University of Central Florida, Athletics Association Inc., NATL/FGIC, 5.250% due 10/1/34	934,170
	Village Center Community Development District:
1,100,000	Florida Recreational Revenue, NATL, 5.200% due 11/1/25	1,033,483
1,000,000	Utility Revenue, NATL, 5.250% due 10/1/23	967,120
1,030,000	Waterchase Community Development District, 6.700% due 5/1/32(c)	1,121,701
	West Orange Healthcare District, FL:
2,000,000	5.650% due 2/1/22	2,015,540
2,000,000	5.800% due 2/1/31	1,937,960
90,000	West Palm Beach, FL, IDR, AMBAC, 11.375% due 6/1/11(d)	101,290
1,290,000	Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC, 10.400% due 10/1/13(c)	1,305,648
	Total Florida	533,061,808

See Notes to Financial Statements.

14	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 5.2%
$365,000	Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC, 6.125% due 3/1/17(b)	$367,529
1,000,000	Albany-Dougherty Inner City Authority, COP, Public Purpose Project, AMBAC, 5.625% due 1/1/16	1,020,550
335,000	Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC, 5.625% due 7/1/20	344,440
1,000,000	Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA, 6.250% due 7/1/24	726,500
	Atlanta, GA, Water & Wastewater Revenue:
50,000,000	6.250% due 11/1/34	52,133,500
53,800,000	6.250% due 11/1/39	55,927,252
1,000,000	NATL, 5.500% due 11/1/27	1,004,180
1,000,000	NATL/FGIC, 5.500% due 11/1/19	1,012,340
1,000,000	Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC, 5.000% due 8/1/22	1,033,300
	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
5,000,000	7.000% due 1/1/23	5,736,250
	Vogtle Project:
18,000,000	5.500% due 1/1/33	18,202,140
19,285,000	BHAC, 5.700% due 1/1/43	20,572,660
1,000,000	Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL, 5.625% due 10/1/26	1,072,790
1,000,000	Columbia County, GA, Water & Sewer Revenue, NATL/FGIC, 5.500% due 6/1/25	1,010,530
205,000	Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation, 7.750% due 7/1/10(d)	217,528
20,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.125% due 7/1/40	21,015,000
2,000,000	East Point, GA, Building Authority Revenue, FSA, zero coupon bond to yield 6.250% due 2/1/20	1,117,160
	Fulton County, GA:
1,000,000	Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC, 5.500% due 11/1/18(c)	1,029,570
660,000	Residential Care Facilities, Canterbury Court Project, 6.300% due 10/1/24(c)	676,216
	Water & Sewer Revenue:
290,000	FGIC, 6.375% due 1/1/14(d)	321,723
10,000	NATL/FGIC, 6.375% due 1/1/14	11,054

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	15

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Georgia — 5.2% continued
	Georgia Municipal Electric Authority:
$500,000	Power Revenue, AMBAC, 7.250% due 1/1/24	$642,155
955,000	Power System Revenue, 6.500% due 1/1/12	1,029,480
	Georgia Private Colleges & Universities Authority Revenue, Mercer University Project:
2,000,000	5.250% due 10/1/20	1,859,860
9,785,000	5.750% due 10/1/31(c)	10,938,652
15,000,000	Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project, 5.500% due 6/15/39	15,077,550
500,000	Jefferson, GA, GO, 5.900% due 2/1/25(c)	516,275
970,000	Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized, 6.250% due 12/1/29(b)(f)	970,359
10,000,000	Main Street Natural Gas Inc., GA, Gas Project Revenue, 5.000% due 3/15/22	8,895,400
250,000	Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC, 6.250% due 7/1/20	287,095
500,000	Milledgeville, GA, Water & Sewer Revenue, FSA, 6.000% due 12/1/21	611,700
500,000	Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project, 6.800% due 1/1/12	539,805
1,000,000	Newton County Hospital Authority Revenue, Newton Health Systems Project, AMBAC, 6.100% due 2/1/24(c)	1,033,580
	Private Colleges & Universities Authority Revenue:
2,000,000	Mercer Housing Corp. Project, 6.000% due 6/1/31	1,580,240
500,000	Mercer University Project, 5.750% due 10/1/21(c)	558,950
2,000,000	Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project, 6.250% due 2/1/25(b)	1,928,100
	Savannah, GA, EDA:
500,000	PCR, Union Camp Corp. Project, 6.150% due 3/1/17	534,285
	Revenue, College of Arts & Design Inc. Project:
1,000,000	6.800% due 10/1/19(c)	1,025,040
4,500,000	6.900% due 10/1/29(c)	4,613,040
1,000,000	Student Housing Revenue, University Financing Foundation Project, ACA, 6.750% due 11/15/20(c)	1,088,800
1,175,000	Ware County Hospital Authority, Revenue Anticipation Certificates, NATL, 5.500% due 3/1/21	1,136,166
	Total Georgia	239,418,744

See Notes to Financial Statements.

16	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Hawaii — 0.1%
	Hawaii State:
$2,500,000	Airports Systems Revenue, Refunding, NATL/FGIC, 5.750% due 7/1/21	$2,553,125
960,000	Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL, 5.650% due 10/1/27(b)	934,531
	Total Hawaii	3,487,656
	Illinois — 2.2%
	Chicago, IL:
345,000	Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds, 7.000% due 1/1/11(d)	362,181
1,250,000	O’Hare International Airport, Revenue, Refunding Bonds, Lien A-2, FSA, 5.750% due 1/1/19(b)	1,287,938
	Single-Family Mortgage Revenue:
45,000	FHLMC/FNMA/GNMA-Collateralized, 7.000% due 3/1/32(b)	47,708
185,000	FNMA/GNMA-Collateralized, 6.350% due 10/1/30(b)	192,948
	Illinois Finance Authority:
	Revenue:
18,500,000	Advocate Health Care & Hospitals Corp. Network, 6.500% due 11/1/38	19,774,465
30,500,000	Alexian, FSA, 5.500% due 1/1/28	30,978,850
4,000,000	Edward Hospital, AMBAC, 5.500% due 2/1/40	3,496,120
28,025,000	Illinois Rush University Medical Center, 6.625% due 11/1/39	28,551,870
2,180,000	Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	1,638,074
	Illinois Health Facilities Authority Revenue:
230,000	Methodist Medical Center of Illinois Project, 9.000% due 10/1/10(d)	231,237
1,500,000	Passavant Memorial Area Hospital, 6.000% due 10/1/24(c)	1,603,485
1,830,000	Illinois Housing Development Authority, MFH Revenue, GNMA-Collateralized, 5.750% due 12/20/32	1,882,484
	Illinois State:
2,750,000	COP, Department of Central Management Services, NATL, 5.650% due 7/1/17	2,765,620
	GO, NATL/FGIC:
1,500,000	6.100% due 1/1/20	1,523,790
4,000,000	5.125% due 2/1/22	4,130,200
1,000,000	Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, NATL, 5.500% due 6/15/23	1,064,100
1,045,000	Regional Transportation Authority, NATL/FGIC, 7.750% due 6/1/20	1,345,897
	Total Illinois	100,876,967

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	17

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Indiana — 1.3%
$4,000,000	Indiana Health & Educational Facilities Financing Authority Revenue, Sister of St. Francis Health Services Inc., FSA, 5.250% due 5/15/41	$3,867,840
	Indiana Health Facilities Financing Authority, Hospital Revenue:
2,275,000	6.375% due 8/1/31(c)	2,508,438
725,000	6.375% due 8/1/31	728,857
	Indiana Municipal Power Agency Power Supply Systems Revenue:
4,000,000	5.625% due 1/1/28	4,163,080
2,000,000	5.750% due 1/1/29	2,096,900
10,000,000	5.750% due 1/1/34	10,163,400
	Indianapolis, IN:
9,290,000	Gas Utility Revenue, AGC, 5.250% due 8/15/26	9,625,183
3,685,000	Local Public Improvement Bond Bank, 6.750% due 2/1/14(d)	4,083,164
2,000,000	North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project, 7.125% due 7/1/22(g)	1,000,000
20,000,000	Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project, 6.625% due 1/1/39	20,564,600
	Total Indiana	58,801,462
	Iowa — 0.9%
	Iowa Finance Authority:
	Health Facilities Revenue:
5,500,000	AGC, 5.250% due 8/15/29	5,521,010
12,500,000	AGC, 5.625% due 8/15/37	12,685,125
15,000,000	Iowa Health System, AGC, 5.250% due 2/15/29	15,043,950
	Revenue:
3,000,000	Catholic Health Initiatives, 6.000% due 12/1/18	3,074,280
3,000,000	Health Care Facilities, Genesis Medical Center, 6.250% due 7/1/25	3,030,990
40,000	Single-Family Revenue, Mortgage-Backed Securities Program, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	40,248
	Total Iowa	39,395,603
	Kansas — 0.1%
2,575,000	Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC, 5.625% due 4/1/23	2,625,187
1,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32(c)	1,094,710
555,000	Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, FSA, 5.600% due 9/1/20	567,443
	Total Kansas	4,287,340

See Notes to Financial Statements.

18	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Kentucky — 2.3%
	Kentucky Economic Development Finance Authority:
	Hospital Facilities Revenue, Baptist Healthcare Systems:
$4,000,000	5.375% due 8/15/24	$4,288,080
2,000,000	5.625% due 8/15/27	2,108,220
	Revenue, Louisville Arena Project, AGC:
5,000,000	5.750% due 12/1/28	5,298,900
9,000,000	6.000% due 12/1/33	9,480,510
5,000,000	6.000% due 12/1/38	5,220,600
7,500,000	6.000% due 12/1/42	7,814,925
	Kentucky Housing Corp., Housing Revenue:
2,000,000	5.375% due 7/1/33	2,036,780
4,655,000	5.450% due 7/1/38	4,745,074
	Kentucky Infrastructure Authority:
1,200,000	5.000% due 6/1/19	1,229,316
1,250,000	5.000% due 6/1/20	1,272,475
	Louisville & Jefferson County, KY:
45,000,000	Metro Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare, 6.125% due 2/1/37	46,042,200
16,000,000	Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	14,344,000
	Total Kentucky	103,881,080
	Louisiana — 0.2%
2,500,000	East Baton Rouge, LA, Sewer Commission Revenue, 5.250% due 2/1/34	2,563,325
1,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized, 6.500% due 6/20/37	1,054,560
5,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC, 6.125% due 6/1/25	5,328,400
1,000,000	Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project, 6.550% due 11/15/23(b)	995,310
	Total Louisiana	9,941,595
	Maine — 0.1%
3,385,000	University of Maine System Revenue, AMBAC, 5.500% due 3/1/30(c)	3,406,089
	Maryland — 0.9%
	Maryland State:
3,000,000	Community Development Administration, Department of Housing & Community Development, 5.375% due 9/1/39	3,039,480
2,155,000	Economic Development Corp. Revenue, Health & Mental Hygiene Program, 7.750% due 3/1/25	2,013,675

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	19

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Maryland — 0.9% continued
	Health & Higher EFA Revenue:
$7,500,000	Anne Arundel Health Systems, 6.750% due 7/1/39	$8,366,625
5,000,000	The Johns Hopkins Hospital Issue, 5.000% due 11/15/24(c)	5,652,950
	Washington County Hospital:
6,000,000	5.750% due 1/1/33	5,732,700
3,780,000	5.750% due 1/1/38	3,573,158
12,980,000	Montgomery County, MD, Housing Opportunities Commission Revenue, 5.650% due 11/1/33	13,128,881
	Total Maryland	41,507,469
	Massachusetts — 4.9%
3,235,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.500% due 7/1/30(c)	3,372,585
50,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, AGC, 6.125% due 1/1/22(b)	51,686,500
	Massachusetts State:
	DFA Revenue:
	Boston University:
8,700,000	5.600% due 10/1/35	8,935,509
13,105,000	5.700% due 10/1/40	13,499,329
1,000,000	May Institute Issue Inc., Radian, 5.750% due 9/1/29	810,480
1,000,000	Merrimack College Issue, NATL, 5.000% due 7/1/22	878,510
2,200,000	Visual & Performing Arts Project, 6.000% due 8/1/21	2,492,864
	HEFA Revenue:
5,000,000	Berklee College of Music, 5.000% due 10/1/32	4,872,850
1,000,000	Berkshire Health Systems, Radian, 5.700% due 10/1/25	995,780
	Caregroup Inc.:
2,000,000	5.000% due 7/1/28	1,827,200
	NATL:
1,750,000	5.375% due 2/1/26	1,680,787
1,000,000	5.375% due 2/1/27	953,750
1,500,000	5.375% due 2/1/28	1,420,245
3,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	3,070,470
15,000,000	Harvard University, 5.000% due 7/15/22	15,678,900
	New England Medical Center, FGIC:
4,805,000	5.000% due 5/15/22	4,083,962
195,000	5.000% due 5/15/22(c)	212,123
3,000,000	Partners Healthcare System, 5.250% due 7/1/13	3,042,390

See Notes to Financial Statements.

20	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Massachusetts — 4.9% continued
	University of Massachusetts:
$5,030,000	Lowell Campus, FGIC, 5.250% due 10/1/31(c)	$5,461,926
1,250,000	Memorial Health Care Inc., 6.625% due 7/1/32	1,258,688
9,000,000	Project, NATL, 5.250% due 10/1/31(c)	9,942,570
	Worcester Campus:
5,000,000	FGIC, 5.250% due 10/1/31(c)	5,429,350
1,055,000	NATL/FGIC, 5.125% due 10/1/20	1,083,918
765,000	NATL/FGIC, 5.125% due 10/1/21	783,658
885,000	NATL/FGIC, 5.125% due 10/1/22	904,629
660,000	NATL/FGIC, 5.125% due 10/1/23	672,923
	Housing Finance Agency:
	Housing Revenue, Single Family Housing:
10,000,000	5.350% due 12/1/33	10,159,700
5,000,000	5.400% due 6/1/39	5,065,600
7,625,000	FSA, 4.875% due 12/1/38(b)(f)	6,669,359
5,000,000	Revenue, 7.000% due 12/1/38	5,472,400
780,000	IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA, 6.500% due 8/1/37	807,518
50,000,000	Special Obligation Dedicated Tax Revenue, NATL/FGIC, 5.500% due 1/1/34	51,842,000
245,000	Water Pollution Abatement Trust, Pool Program, Unrefunded Balance, 5.250% due 8/1/28	254,807
	Total Massachusetts	225,323,280
	Michigan — 3.3%
4,000,000	Byron Center, MI, Public Schools, GO, Q-SBLF, 5.000% due 5/1/22	4,112,720
	Detroit, MI, Water Supply System Revenue, FSA:
10,000,000	5.000% due 7/1/34	9,763,100
10,000,000	6.250% due 7/1/36	10,719,600
4,075,000	Galesburg-Augusta, MI, Community Schools, GO, FGIC/Q-SBLF, 5.375% due 5/1/27(c)	4,208,701
	Grand Rapids, MI, Water Supply, Refunding, NATL/FGIC:
1,000,000	5.250% due 1/1/17	1,030,350
3,500,000	5.250% due 1/1/18	3,596,985
1,000,000	Lake Superior, MI, State University Revenue, AMBAC, 5.500% due 11/15/21	1,044,100
	Michigan State:
20,500,000	Building Authority Revenue, Facilities Program, 6.000% due 10/15/38	21,480,310
5,530,000	COP, AMBAC, 5.500% due 6/1/27(c)	5,735,163

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	21

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Michigan — 3.3% continued
	Hospital Finance Authority Revenue:
$17,750,000	McLaren Health Care Corp., 5.750% due 5/15/38	$16,918,590
	Refunding, OSF Healthcare Systems:
5,355,000	6.125% due 11/15/19(c)	5,465,259
2,500,000	6.250% due 11/15/24(c)	2,552,100
21,250,000	Trinity Health, 5.375% due 12/1/30	20,969,925
	Housing Development Authority, Rental Housing Revenue:
1,660,000	5.375% due 10/1/29	1,677,862
2,500,000	5.625% due 10/1/34	2,530,350
3,115,000	5.700% due 10/1/39	3,150,013
3,240,000	AMBAC, 6.350% due 10/1/35(b)	3,414,863
4,000,000	Strategic Fund Ltd. Obligation Revenue, Detroit Edison, 5.500% due 8/1/29(f)	4,240,040
	Midland, MI, GO, AMBAC:
1,000,000	5.150% due 5/1/18	1,011,760
1,030,000	5.200% due 5/1/19	1,042,442
1,340,000	5.250% due 5/1/21	1,355,745
24,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	27,639,360
	Total Michigan	153,659,338
	Minnesota — 0.5%
1,490,000	Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized, 6.625% due 4/20/43(c)	1,768,153
2,500,000	Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA, 5.625% due 2/1/26	2,514,475
	Eden Prairie, MN, MFH Revenue, Rolling Hills Project, GNMA-Collateralized:
1,000,000	6.150% due 8/20/31	1,063,380
1,000,000	6.200% due 2/20/43	1,060,700
	Elk River, MN, ISD No. 728, GO, NATL:
9,500,000	5.375% due 2/1/20	10,043,590
4,250,000	5.500% due 2/1/21	4,501,813
	Minneapolis, MN:
2,750,000	Health Care System Revenue, Allina Health Systems, 6.000% due 11/15/18(c)	3,159,365
345,000	Hospital Revenue, St. Mary’s Hospital & Rehabilitation, 10.000% due 6/1/13(d)	410,981
	Total Minnesota	24,522,457

See Notes to Financial Statements.

22	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Mississippi — 0.2%
$1,700,000	Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project, 6.800% due 8/1/24(b)	$1,704,709
3,000,000	Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project, 6.800% due 4/1/22	2,937,900
3,000,000	Mississippi Development Bank, Special Obligation, Capital Projects & Equipment Program, AMBAC, 5.625% due 7/1/31	2,899,200
	Total Mississippi	7,541,809
	Missouri — 1.5%
8,500,000	Boone County, MO, Hospital Revenue, Boone Hospital Center, 5.625% due 8/1/38	8,129,740
	Kansas City, MO, IDA, Revenue, AMBAC:
2,105,000	5.000% due 12/1/17	2,418,666
4,500,000	5.000% due 12/1/20	4,836,015
1,750,000	Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, FSA, 5.000% due 9/1/19	1,830,098
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project:
5,000,000	5.750% due 1/1/29	5,140,850
20,000,000	6.000% due 1/1/39	20,514,800
7,000,000	Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center, 6.250% due 4/1/38	7,135,940
2,000,000	Missouri State HEFA Revenue, Lake Regional Health System Project, 5.600% due 2/15/25	1,879,840
	North Kansas City, MO, Hospital Revenue, North Kansas City Hospital, FSA:
1,000,000	5.000% due 11/15/23	1,019,260
900,000	5.000% due 11/15/24	914,922
10,345,000	Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project, 5.000% due 12/1/32	10,575,693
1,000,000	Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL, 5.250% due 9/1/22	1,051,080
1,500,000	Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC, 5.000% due 3/1/24	1,575,615
	Total Missouri	67,022,519
	Montana — 0.6%
2,380,000	Montana State Board of Housing, Single-Family Program, 5.500% due 12/1/39	2,426,100
31,015,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19(b)	26,068,728
	Total Montana	28,494,828

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	23

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Nebraska — 0.3%
$160,000	Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital, 9.500% due 7/1/10(d)	$171,250
9,970,000	Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC, 5.000% due 1/1/23	10,302,798
2,710,000	Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC, 5.000% due 2/1/20	2,825,717
	Total Nebraska	13,299,765
	Nevada — 1.1%
11,365,000	Clark County, NV, Airport Revenue, AMBAC, 5.000% due 7/1/40	10,882,328
	Henderson, NV, Health Care Facility Revenue, Catholic West:
2,630,000	6.750% due 7/1/20(c)	2,785,012
370,000	6.750% due 7/1/20(c)	388,441
	Reno, NV, Hospital Revenue:
10,000,000	Renown Regional Medical Center Project, 5.250% due 6/1/41	8,130,600
	Washoe Medical Center, FSA:
19,350,000	5.500% due 6/1/39	18,662,688
7,500,000	5.250% due 6/1/40	6,788,700
5,000,000	Washoe County, NV, GO, Reno-Sparks Convention, FSA, 6.400% due 7/1/29(c)	5,095,600
	Total Nevada	52,733,369
	New Hampshire — 0.4%
	New Hampshire HEFA Revenue:
	Healthcare System, Covenant Health System:
1,000,000	6.125% due 7/1/31(c)	1,113,090
2,000,000	5.500% due 7/1/34	1,859,400
1,000,000	New Hampshire College, 7.500% due 1/1/31(c)	1,092,840
1,000,000	University Systems of New Hampshire, AMBAC, 5.375% due 7/1/20	1,066,330
	New Hampshire State HFA, Single-Family Mortgage Revenue:
5,920,000	5.550% due 7/1/33	6,090,378
5,000,000	5.600% due 1/1/38	5,147,000
	Total New Hampshire	16,369,038
	New Jersey — 8.6%
1,250,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue, AMBAC, 5.000% due 1/1/25	1,219,850
795,000	Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA, 5.650% due 1/1/15	795,636
	New Jersey EDA Revenue, School Facilities Construction:
9,230,000	5.000% due 12/15/27	9,459,089
12,500,000	5.250% due 12/15/33	13,003,500

See Notes to Financial Statements.

24	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 8.6% continued
	New Jersey Health Care Facilities Financing Authority Revenue:
	Robert Wood Johnson University Hospital:
$2,280,000	5.500% due 7/1/14	$2,312,102
1,000,000	5.600% due 7/1/15	1,013,570
2,045,000	5.700% due 7/1/20	2,058,456
	St. Peters University Hospital:
1,500,000	6.875% due 7/1/30	1,477,785
9,000,000	5.750% due 7/1/37	7,552,170
	Trinitas Hospital Obligation Group:
2,000,000	7.400% due 7/1/20(c)	2,127,660
13,050,000	5.250% due 7/1/30	10,300,626
	New Jersey State:
	EDA:
2,000,000	First Mortgage Revenue, The Presbyterian Home at Montgomery Project, 6.375% due 11/1/31	1,530,300
1,000,000	Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL, 5.250% due 7/1/31	1,008,400
	Revenue:
13,110,000	Refunding, 6.875% due 1/1/37(b)	9,791,859
10,000,000	Refunding, Gloucester Marine Project, 6.625% due 1/1/37	7,820,600
11,030,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30(b)(f)	9,628,308
	EFA Revenue:
17,255,000	Kean University, 5.500% due 9/1/36	17,708,634
5,000,000	Richard Stockton College, 5.375% due 7/1/38	5,015,300
	Higher Education Assistance Authority, Student Loan Revenue:
10,430,000	5.375% due 6/1/24	10,721,310
25,905,000	5.500% due 6/1/27	26,593,814
5,000,000	5.625% due 6/1/30	5,188,600
20,000,000	AGC, 5.875% due 6/1/21(b)	20,937,000
54,000,000	Student Loan, AGC, 6.125% due 6/1/30(b)	55,873,260
20,000,000	Housing & Mortgage Finance Agency Revenue, 6.500% due 10/1/38	21,222,400
	Transportation Trust Fund Authority, Transportation System:
30,000,000	5.875% due 12/15/38	32,554,200
46,830,000	Zero coupon bond to yield 6.400% due 12/15/38	7,593,484
100,000,000	Zero coupon bond to yield 6.400% due 12/15/39	15,194,000

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	25

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New Jersey — 8.6% continued
$2,000,000	NATL, 6.000% due 12/15/19(c)	$2,231,920
453,850,000	Zero coupon bond to yield, 6.750% due 12/15/37	78,525,127
11,000,000	Turnpike Authority Revenue, 5.250% due 1/1/40	11,359,590
2,200,000	South Jersey Port Corp. New Jersey Revenue, Refunding, 5.000% due 1/1/23	2,265,714
	Total New Jersey	394,084,264
	New Mexico — 0.7%
	New Mexico Mortgage Finance Authority:
	Single-Family Mortgage, GNMA, FNMA, FHLMC:
2,000,000	5.250% due 9/1/34	2,039,080
5,000,000	5.450% due 3/1/36	5,104,000
6,505,000	5.850% due 7/1/39(b)	6,720,706
15,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services, 6.375% due 8/1/32	16,143,750
	Total New Mexico	30,007,536
	New York — 4.3%
	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters:
57,950,000	5.250% due 10/1/35	56,659,453
10,000,000	5.500% due 10/1/37	10,071,000
22,000,000	Long Island Power Authority, NY, Electric System Revenue, 6.000% due 5/1/33	24,037,860
	MTA of New York:
	Dedicated Tax Fund, FGIC:
5,130,000	5.250% due 11/15/23(c)	5,631,509
10,465,000	5.875% due 4/1/25(c)	10,798,415
10,000,000	Revenue, 6.500% due 11/15/28	11,243,600
7,500,000	Service Contract, Refunding, NATL/FGIC, 5.000% due 7/1/22	7,682,100
	New York City, NY:
6,000,000	COP, Transit Authority, MTA, Triborough Bridge & Tunnel Authority, AMBAC, 5.875% due 1/1/30(c)	6,167,400
5,000,000	HDC, MFH Revenue, GNMA-Collateralized, FHA, 5.100% due 11/1/24	5,051,250
4,000,000	Health & Hospital Corp. Revenue, Health Systems, 5.500% due 2/15/23	4,201,000
	Municipal Water Finance Authority, Water & Sewer System Revenue:
5,000,000	6.000% due 6/15/33(c)	5,270,650
3,000,000	Unrefunded Balance, 6.000% due 6/15/33	3,142,320

See Notes to Financial Statements.

26	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	New York — 4.3% continued
	TFA, Building Aid Revenue:
$6,000,000	5.000% due 1/15/31	$6,093,840
6,000,000	5.125% due 1/15/33	6,127,200
	New York State Dormitory Authority:
	Lease Revenue, State University Dormitory Facilities:
250,000	6.000% due 7/1/14(c)	264,158
2,000,000	5.375% due 7/1/18(c)	2,233,820
	Revenue:
710,000	7.500% due 5/15/11	756,794
7,000,000	Court Facilities, City of New York Issue, AMBAC, 5.750% due 5/15/30(c)	7,333,830
2,660,000	Department of Education, 5.000% due 7/1/24	2,703,119
3,695,000	Maimonides Medical Center, NATL, 5.000% due 8/1/24	3,755,931
	New York State Thruway Authority, Highway & Bridge, Transportation Fund, FGIC:
2,305,000	5.400% due 4/1/17(c)	2,395,125
5,950,000	5.600% due 4/1/20(c)	6,189,487
	Orange County, NY, IDA, Civic Facilities Revenue, Arden Hill Life Care Center Project:
1,000,000	7.000% due 8/1/21	880,730
1,000,000	7.000% due 8/1/31	819,720
1,250,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19(b)	1,035,837
5,715,000	Rensselaer County, NY, IDA, Civic Facility Revenue, Rensselaer Polytechnic Institute, 5.000% due 3/1/26	5,877,592
1,600,000	Tobacco Settlement Financing Corp., Asset-Backed Revenue, AMBAC, 5.250% due 6/1/22	1,667,120
350,000	Triborough Bridge & Tunnel Authority, Convention Center Project, 7.250% due 1/1/10	357,630
	Total New York	198,448,490
	North Carolina — 1.3%
	Charlotte, NC, Governmental Facilities Projects, COP:
3,500,000	5.250% due 6/1/23	3,654,245
3,000,000	5.000% due 6/1/24	3,086,370
	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare:
12,500,000	5.250% due 1/15/34	12,628,125
23,000,000	5.250% due 1/15/39	23,133,860
1,145,000	Dare County, NC, COP, AMBAC, 5.375% due 6/1/15	1,219,265
1,000,000	Monroe, NC, COP, AGC, 5.500% due 3/1/39	1,027,530

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	27

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	North Carolina — 1.3% continued
	North Carolina Eastern Municipal Power Agency, Power System Revenue:
$2,500,000	6.700% due 1/1/19	$2,544,225
1,310,000	6.000% due 1/1/26(c)	1,656,652
1,700,000	Refunding Bonds, ACA/CBI, 5.750% due 1/1/24	1,720,842
9,000,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC, 5.750% due 1/1/39	9,227,700
	Total North Carolina	59,898,814
	North Dakota — 0.0%
700,000	Burleigh County, ND, Health Care Revenue, MedCenter One Inc., NATL, 5.250% due 5/1/13	699,972
	Ohio — 2.9%
	Clermont County, OH, Hospital Facilities Revenue, Refunding, Mercy Health Systems, AMBAC:
3,415,000	5.625% due 9/1/16	3,420,635
1,000,000	5.625% due 9/1/21	1,001,130
	Cleveland, OH:
1,210,000	State University, NATL/FGIC, 5.000% due 6/1/19	1,310,781
	Waterworks Revenue, First Mortgage, NATL, Unrefunded Balance:
20,000	5.625% due 1/1/13	20,002
15,000	5.700% due 1/1/14	15,002
	Cuyahoga County, OH:
3,000,000	Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	3,024,480
	Hospital Revenue:
1,000,000	Refunding & Improvement, MetroHealth System Project, NATL, 5.625% due 2/15/17	1,000,020
5,935,000	Refunding MetroHealth System, NATL, 5.250% due 2/15/19	5,935,178
3,290,000	Erie County, OH, Garbage Refuse Landfill Improvement, FSA, 5.250% due 12/1/24	3,502,468
1,000,000	Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA-Collateralized, 5.900% due 6/20/39	1,013,800
825,000	Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA, 6.600% due 8/1/25	828,572
350,000	Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project, 7.125% due 5/15/25(g)	212,279
5,400,000	Greene County, OH, Sewer Systems Revenue, Government Enterprise, AMBAC, 5.625% due 12/1/25(c)	5,796,522
	Hamilton County, OH:
2,515,000	Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL/FGIC, 5.000% due 5/15/24	2,186,868

See Notes to Financial Statements.

28	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 2.9% continued
	Sales Tax Revenue, AMBAC:
$640,000	5.250% due 12/1/18	$659,334
2,880,000	5.250% due 12/1/19(c)	3,049,488
730,000	5.250% due 12/1/19	750,155
2,570,000	5.250% due 12/1/32	2,574,369
2,000,000	Lakewood, OH, GO, AMBAC, 5.250% due 12/1/21(c)	2,197,080
1,000,000	Lorain County, OH, Hospital Revenue, Catholic Healthcare, 5.500% due 10/1/17	1,028,980
	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC:
10,000,000	5.375% due 11/15/23	9,619,700
19,550,000	5.375% due 11/15/29	17,300,772
	Mason, OH, COP, Municipal Facilities Project, NATL:
1,025,000	5.000% due 12/1/17	1,066,410
1,075,000	5.000% due 12/1/18	1,113,937
1,080,000	5.000% due 12/1/19	1,114,852
1,400,000	Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,510,488
	New Albany, OH, Community Authority, Community Facilities Revenue, AMBAC:
2,700,000	5.125% due 10/1/21	2,713,797
5,500,000	5.200% due 10/1/24	5,508,965
	Ohio State:
	Air Quality Development Authority Revenue:
13,000,000	FirstEnergy Generation Corp., 5.625% due 6/1/18	13,540,670
10,500,000	FirstEnergy Nuclear Generation Corp., 5.750% due 6/1/33(f)	11,031,090
6,000,000	Higher Educational Facility Commission Revenue, Oberlin College Project, 5.125% due 10/1/24	6,283,680
1,600,000	Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA/FNMA/FHLMC-Collateralized, 5.400% due 9/1/33	1,631,968
1,145,000	Water Development Authority Revenue, Refunding, Safe Water Service, 9.375% due 12/1/10(d)	1,194,246
7,410,000	Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30(c)	7,887,278
	University of Cincinnati, OH, General Receipts, NATL/FGIC:
2,000,000	5.000% due 6/1/20	2,036,780
2,500,000	5.000% due 6/1/21	2,542,750
3,250,000	Warrensville Heights, OH, City School District, GO, School Improvement, FGIC, 5.750% due 12/1/24(c)	3,474,608

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	29

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Ohio — 2.9% continued
	Waterloo, OH, Local School District, GO, Classroom Facilities Improvement, FGIC:
$2,000,000	5.125% due 12/1/24(c)	$2,170,500
3,000,000	State Aid Withholding, 5.125% due 12/1/21(c)	3,255,750
	Total Ohio	134,525,384
	Oklahoma — 0.4%
5,000,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue, 6.000% due 1/1/38	5,343,800
1,500,000	Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC, 5.000% due 7/1/23	1,564,575
	Tulsa, OK:
	GO:
2,100,000	5.000% due 3/1/18	2,124,276
2,100,000	5.000% due 3/1/19	2,122,113
2,000,000	5.000% due 3/1/20	2,019,380
3,000,000	PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center, 6.600% due 7/1/14	3,325,830
1,000,000	Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project, 6.250% due 10/1/14	1,001,780
	Total Oklahoma	17,501,754
	Oregon — 1.4%
	Clackamas County, OR, Hospital Facilities Authority Revenue:
5,000,000	Legacy Health System, 5.250% due 5/1/21	5,040,350
2,000,000	Refunding, Legacy Health System, 5.750% due 5/1/15	2,078,900
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
625,000	Merle West Medical Center, 6.250% due 9/1/31(c)	722,387
375,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	341,329
	Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	5.250% due 10/1/16	1,081,710
1,000,000	5.250% due 10/1/20	1,052,200
17,100,000	Oregon Health & Sciences University Revenue, 5.750% due 7/1/39	17,949,357
	Oregon State:
	Department of Administrative Services:
	Lottery Revenue:
9,225,000	5.000% due 4/1/28	9,846,765
2,000,000	FSA, 5.500% due 4/1/18(c)	2,221,420

See Notes to Financial Statements.

30	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Oregon — 1.4% continued
$1,900,000	COP, 5.250% due 5/1/39	$1,966,842
3,985,000	GO, Veterans Welfare, 5.375% due 12/1/31	4,010,145
770,000	Port of Umatilla, OR, GO, Water Revenue, LOC-Bank of America, 6.650% due 8/1/22(b)	774,243
2,885,000	Portland, OR, Community College District, 5.000% due 6/1/18(c)	3,098,115
1,000,000	Wasco County, OR, Solid Waste Disposal Revenue, Waste Connections Inc. Project, 7.250% due 3/1/21(b)	974,220
	Washington County, OR, GO:
4,330,000	5.000% due 6/1/21(c)	4,649,857
6,490,000	5.125% due 6/1/23(c)	6,983,435
	Total Oregon	62,791,275
	Pennsylvania — 1.6%
	Dauphin County, PA:
1,500,000	General Authority Revenue, Office & Parking, Riverfront Office Center Project, 6.000% due 1/1/25	1,177,470
2,400,000	IDA, Dauphin Consolidated Water Supply Co., 6.900% due 6/1/24(b)	2,633,880
1,940,000	Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25(c)	2,166,631
4,000,000	Lackawanna County, PA, GO, AGC, 6.000% due 9/15/34	3,989,600
1,000,000	Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	949,180
1,150,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31(c)	1,215,860
5,500,000	Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project, 5.800% due 11/15/22	5,138,595
1,000,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	896,460
	Pennsylvania Economic Development Financing Authority:
19,000,000	Health Systems Revenue, Albert Einstein Healthcare, 6.250% due 10/15/23	19,254,220
6,000,000	Water Facility Revenue, American Water Co. Project, 6.200% due 4/1/39	6,169,680
	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue:
5,000,000	5.400% due 10/1/33	5,088,150
12,000,000	5.450% due 10/1/38	12,238,920
	Pennsylvania State:
	Higher EFA Revenue:
985,000	Student Association Inc. Project, 6.750% due 9/1/32	841,850
1,000,000	UPMC Health Systems, 6.000% due 1/15/31	1,023,530

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	31

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pennsylvania — 1.6% continued
$7,000,000	Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.000% due 6/15/28	$7,334,040
3,000,000	Turnpike Commission Revenue, 5.250% due 6/1/36	3,043,860
1,025,000	Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center, 6.650% due 12/1/19(d)	1,279,436
	Total Pennsylvania	74,441,362
	Puerto Rico — 1.9%
1,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	941,270
200,000	Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc., 6.250% due 6/1/26(b)	80,318
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
33,000,000	5.750% due 8/1/37	33,901,230
49,000,000	6.000% due 8/1/42	51,269,190
	Total Puerto Rico	86,192,008
	Rhode Island — 0.4%
3,270,000	Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC, 5.000% due 4/1/24	3,263,166
	Rhode Island State Economic Development Corp.:
3,000,000	Airport Revenue, FGIC, 6.000% due 7/1/28(c)	3,164,700
3,400,000	Revenue, Providence Plaza Mall, Senior Notes, Radian, 6.125% due 7/1/20	3,270,970
	Rhode Island State Health & Educational Building Corp.:
3,900,000	Refunding Bonds, Health Facilities, St. Antoine Residence, 6.125% due 11/15/18	3,923,010
5,460,000	Revenue, Hospital Financing, 7.000% due 5/15/39	5,641,545
	Total Rhode Island	19,263,391
	South Carolina — 0.3%
	Piedmont, SC, Municipal Power Agency, Electric Revenue:
565,000	Refunding Bonds, FGIC, 6.750% due 1/1/20(d)	735,545
670,000	Unrefunded Balance, NATL/FGIC, 6.750% due 1/1/20	776,544
1,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23(b)	970,260
	South Carolina Jobs – EDA Revenue:
7,000,000	Hospital Refunding & Improvement AnMed Health Project, AGC, 5.500% due 2/1/38	7,133,490
2,470,000	Myrtle Beach Convention Center Hotel Project, NATL, 5.250% due 4/1/26	2,398,049
960,000	South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC, 5.000% due 10/1/23	988,848
	Total South Carolina	13,002,736

See Notes to Financial Statements.

32	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	South Dakota — 0.1%
$3,500,000	South Dakota State, HEFA Revenue, Avera Health, 5.500% due 7/1/35	$3,328,570
	Tennessee — 2.5%
1,250,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives, 6.250% due 10/1/33	1,348,650
2,000,000	Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.000% due 12/15/20	1,813,020
8,360,000	Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	8,354,232
9,100,000	Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, 5.500% due 7/1/36	8,238,503
	Memphis-Shelby County, TN, Sports Authority Inc., Revenue, Memphis Arena Projects, AMBAC:
5,665,000	5.125% due 11/1/21(c)	6,335,736
6,915,000	5.125% due 11/1/22(c)	7,733,736
	Tennessee Energy Acquisition Corp., Gas Revenue:
1,565,000	5.000% due 2/1/21	1,493,354
8,900,000	5.000% due 2/1/22	8,435,331
36,855,000	5.250% due 9/1/22	35,741,242
1,500,000	5.000% due 2/1/23	1,411,830
18,370,000	5.250% due 9/1/23	17,734,582
5,040,000	5.250% due 9/1/24	4,813,250
14,000,000	5.250% due 9/1/26	13,230,700
	Total Tennessee	116,684,166
	Texas — 5.0%
	Bexar County, TX:
1,500,000	Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.300% due 7/1/32(c)	1,712,505
1,000,000	Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL, 6.050% due 8/1/36	609,830
6,500,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33(b)(e)	3,288,805
	Brazos River, TX, Harbor Navigation District:
3,000,000	BASF Corp. Project, 6.750% due 2/1/10	3,062,610
	Brazoria County Environmental, Dow Chemical Co. Project:
77,500,000	5.950% due 5/15/33(b)(f)	69,873,225
5,000,000	6.625% due 5/15/33(b)	4,902,800
	Dallas-Fort Worth, TX:
4,970,000	International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35(b)	2,251,211

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	33

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Texas — 5.0% continued
$3,000,000	International Airport Revenue, NATL, 6.100% due 11/1/24(b)	$3,005,550
	El Paso County, TX, Housing Finance Corp., MFH Revenue:
3,000,000	American Village Communities, 6.375% due 12/1/32	3,001,800
2,390,000	La Plaza Apartments, 6.750% due 7/1/30	2,401,376
10,000	Fort Worth, TX, Housing Finance Corp., GNMA-Collateralized, Single-Family Mortgage Revenue, Capital Appreciation, zero coupon bond to yield 8.500% due 6/1/21(b)	3,866
1,775,000	Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project, 5.500% due 5/1/15	1,594,323
4,235,000	Garza County, TX, Public Facility Corp., Project Revenue, 5.750% due 10/1/25	4,257,742
5,000,000	Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project, 8.000% due 4/1/28(b)	5,004,050
	Harris County, TX:
31,000,000	Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	31,565,130
	Health Facilities Development Corp.:
2,410,000	Hospital Revenue, Texas Children’s Hospital Project, Revenue, 5.375% due 10/1/16(d)	2,441,185
2,000,000	School Health Care System, Revenue, 5.750% due 7/1/27(d)	2,375,700
10,000,000	Houston, TX, Airport Systems Revenue, 5.500% due 7/1/39	10,223,600
1,000,000	Midland County, TX, Hospital District Revenue, Refunding, AMBAC, 5.375% due 6/1/16	1,000,150
2,000,000	Midlothian, TX, Development Authority, Tax Increment Contract Revenue, 7.875% due 11/15/26(c)	2,278,620
	North Texas Tollway Authority Revenue:
54,000,000	5.750% due 1/1/33	54,349,920
8,000,000	6.250% due 1/1/39	8,378,960
55,000	Northside Texas, GO, ISD, Unrefunded Balance, PSFG, 6.000% due 8/15/16	57,129
994,000	Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized, 6.650% due 7/20/42	1,069,286
1,550,000	Paris, TX, Water & Sewer Revenue, NATL/FGIC, 5.375% due 6/15/20	1,566,895
2,500,000	Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, 6.700% due 11/15/30(c)	2,702,100
3,650,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, 5.250% due 12/15/18	3,489,035
10,000	Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance, zero coupon bond to yield 6.730% due 2/15/21	4,739
1,895,000	Willacy County, TX, Local Government Corp. Revenue, Refunding Project, 6.000% due 9/1/10	1,878,513
	Total Texas	228,350,655

See Notes to Financial Statements.

34	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Virgin Islands — 0.1%
	University of the Virgin Islands, Refunding & Improvement, Bonds, ACA:
$1,000,000	6.000% due 12/1/24	$827,770
2,790,000	6.250% due 12/1/29	2,254,153
	Virgin Islands HFA, Single-Family Mortgage Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized:
50,000	6.450% due 3/1/16(b)	50,049
115,000	6.500% due 3/1/25(b)	115,720
	Virgin Islands PFA Revenue Matching Fund Loan Notes:
2,000,000	Senior Lien, ACA/CBI, 5.500% due 10/1/18	1,966,300
	Subordinated Lien:
1,000,000	5.750% due 10/1/13	1,005,830
500,000	6.000% due 10/1/22	473,510
	Total U.S. Virgin Islands	6,693,332
	Utah — 0.0%
695,000	Provo, UT, Electric Revenue, 10.125% due 4/1/15(d)	857,769
330,000	Weber County, UT, Hospital Revenue, St. Benedict’s Hospital Project, 10.000% due 3/1/10(d)	345,546
	Total Utah	1,203,315
	Vermont — 0.2%
	Vermont Educational & Health Buildings Agency Revenue, Norwich University Project:
2,650,000	5.500% due 9/1/28(c)	3,039,497
1,750,000	5.500% due 9/1/33(c)	2,007,215
2,705,000	Vermont Housing Finance Agency, Single-Family, FSA, 5.000% due 11/1/34(b)	2,665,967
	Total Vermont	7,712,679
	Virginia — 0.2%
4,000,000	Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co., 5.875% due 6/1/17	4,158,880
180,000	Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA, 5.900% due 6/15/17	180,274
5,000,000	Pittsylvania County, VA, GO, 5.750% due 2/1/30	5,415,150
	Total Virginia	9,754,304
	Washington — 0.3%
2,865,000	Port Longview, WA, Revenue, Refunding Bonds, 6.250% due 12/1/18(b)	2,872,592
	Washington State:
	Health Care Facilities Authority Revenue:
8,500,000	Central Washington Health Services Association, 7.000% due 7/1/39	8,692,610

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	35

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Washington — 0.3% continued
$2,500,000	Multicare Health Systems, AGC, 6.000% due 8/15/39	$2,563,900
250,000	Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS, 7.125% due 7/1/16	312,700
	Total Washington	14,441,802
	West Virginia — 0.1%
575,000	Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC, 9.250% due 11/1/11(d)	607,102
5,000,000	West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., FSA, 5.500% due 6/1/33	5,031,950
	Total West Virginia	5,639,052
	Wisconsin — 2.0%
3,275,000	La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project, 6.000% due 11/1/21(b)	3,496,488
	Wisconsin Housing & EDA, Home Ownership Revenue:
3,935,000	5.625% due 3/1/31(b)	3,958,885
12,000,000	4.950% due 9/1/31(b)	10,938,120
52,500,000	Wisconsin State General Revenue, Appropriation Revenue, 6.000% due 5/1/36	57,747,375
	Wisconsin State HEFA Revenue:
1,000,000	Agnesian Healthcare Inc., 6.000% due 7/1/30	984,720
1,750,000	Aurora Health Care, 6.400% due 4/15/33	1,762,163
5,000,000	Children’s Hospital, 5.375% due 8/15/37(a)	4,974,750
1,875,000	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,884,150
1,000,000	Medical College of Wisconsin Inc. Project, NATL, 5.400% due 12/1/16	1,000,110
3,500,000	Prohealth Care Inc. Obligation Group, 6.625% due 2/15/39	3,643,080
	Total Wisconsin	90,389,841
	Wyoming — 1.0%
11,000,000	Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative, 5.750% due 7/15/39	11,384,340
8,000,000	Sweetwater County, WY, PCR, Idaho Power Co. Project, 5.250% due 7/15/26	8,135,040
	Wyoming CDA, Housing Revenue:
12,420,000	5.500% due 12/1/33	12,748,261
14,000,000	5.625% due 12/1/38	14,371,980
	Total Wyoming	46,639,621
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $4,328,103,299)	4,470,552,483

See Notes to Financial Statements.

36	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 2.5%
	California — 0.6%
$400,000	California Health Facilities Finance Authority Revenue, Revenue, Stanford Hospital, 0.140%, 9/2/09(h)	$400,000
14,400,000	California PCFA, PCR, Pacific Gas & Electric, LOC-Bank One N.A., 0.100%, 9/1/09(h)	14,400,000
14,200,000	California Statewide CDA Revenue, Children’s Hospital of Los Angeles, LOC-Bank of America N.A., 0.120%, 9/1/09(h)	14,200,000
	Total California	29,000,000
	Colorado — 0.2%
4,200,000	Colorado Educational & Cultural Facilities Authority Revenue, YMCA Rockies Project, LOC-Bank of America N.A., 0.140%, 9/1/09(h)	4,200,000
4,900,000	Denver, CO, City & County COP, SPA-JPMorgan Chase, 0.120%, 9/1/09(h)	4,900,000
	Total Colorado	9,100,000
	Florida — 0.1%
1,165,000	Hillsborough County, FL, School Board COP, Master Lease, NATL, LOC-Wachovia Bank N.A., 0.200%, 9/1/09(h)	1,165,000
700,000	Lee Memorial Health System, FL, Hospital Revenue, LOC-Bank of America N.A., 0.130%, 9/1/09(h)	700,000
1,000,000	Orange County, FL, School Board, COP, LOC-Wachovia Bank N.A., 0.200%, 9/1/09(h)	1,000,000
	Total Florida	2,865,000
	Illinois — 0.1%
4,500,000	Chicago, IL, GO, SPA-JPMorgan Chase, 0.120%, 9/1/09(h)	4,500,000
1,400,000	Illinois DFA, Chicago Educational Television Association, LOC-LaSalle Bank, 0.320%, 9/2/09(h)	1,400,000
	Total Illinois	5,900,000
	Maryland — 0.1%
5,700,000	Montgomery County, MD, GO, BAN, Public Improvement, SPA-Dexia Credit Local, 0.130%, 9/1/09(h)	5,700,000
	Michigan — 0.3%
	University of Michigan Revenue:
100,000	0.180%, 9/1/09(h)	100,000
10,800,000	SPA-U.S. Bank N.A., 0.100%, 9/1/09(h)	10,800,000
	Total Michigan	10,900,000
	Missouri — 0.4%
	Missouri State HEFA:
700,000	Educational Facilities Revenue, Washington University, SPA-JPMorgan Chase, 0.150%, 9/1/09(h)	700,000
15,100,000	Health Facilities Revenue, SSM Health Care, FSA, SPA-Dexia Credit Local, 0.330%, 9/1/09(h)	15,100,000

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	37

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Missouri — 0.4% continued
$200,000	Revenue, St. Louis University, LOC-Wells Fargo Bank N.A., 0.150%, 9/1/09(h)	$200,000
700,000	Washington University, SPA-JPMorgan Chase, 0.160%, 9/1/09(h)	700,000
	Total Missouri	16,700,000
	Nevada — 0.0%
1,440,000	Reno, NV, Sales Tax Revenue, Reno Project, LOC-Bank of New York, 0.120%, 9/1/09(h)	1,440,000
	New Hampshire — 0.0%
500,000	New Hampshire HEFA Revenue, Dartmouth College, SPA-JPMorgan Chase, 0.130%, 9/1/09(h)	500,000
	Oklahoma — 0.1%
4,400,000	Oklahoma State Municipal Power Authority, Power Supply System Revenue, LOC-Bank of America N.A., 0.200%, 9/1/09(h)	4,400,000
	Oregon — 0.0%
500,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 0.130%, 9/1/09(h)	500,000
	Tennessee — 0.1%
5,200,000	Montgomery County, TN, Public Building Authority, Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America, 0.140%, 9/1/09(h)	5,200,000
	Texas — 0.1%
	Harris County, TX, Cultural Education Facilities Finance Corp. Special Facilities Revenue, Texas Medical Center, LOC-JPMorgan Chase:
985,000	0.130%, 9/1/09(h)	985,000
700,000	0.130%, 9/1/09(h)	700,000
	Total Texas	1,685,000
	Vermont — 0.1%
	Vermont Educational & Health Buildings Financing Agency Revenue:
400,000	Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A., 0.200%, 9/1/09(h)	400,000
5,500,000	Middlebury College Project, SPA-TD Banknorth N.A., 0.130%, 9/3/09(h)	5,500,000
	Total Vermont	5,900,000
	Virginia — 0.2%
	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, FSA, SPA-Wachovia Bank N.A.:
1,800,000	0.200%, 9/1/09(h)	1,800,000
3,900,000	0.200%, 9/1/09(h)	3,900,000
100,000	0.200%, 9/1/09(h)	100,000

See Notes to Financial Statements.

38	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Virginia — 0.2% continued
$900,000	Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank, 0.200%, 9/1/09(h)	$900,000
	Virginia Commonwealth University, VA, AMBAC, LOC-Wachovia Bank N.A.:
3,700,000	0.100%, 9/1/09(h)	3,700,000
100,000	SPA-Wachovia Bank N.A., 0.130%, 9/1/09(h)	100,000
	Total Virginia	10,500,000
	Washington — 0.1%
2,000,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital Projects, LOC- Wells Fargo Bank N.A., 0.230%, 9/3/09(h)	2,000,000
2,000,000	Washington State Health Care Facilities Authority Revenue, Swedish Health Services, LOC-U.S. Bank N.A., 0.200%, 9/2/09(h)	2,000,000
	Total Washington	4,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $114,290,000)	114,290,000
	TOTAL INVESTMENTS — 99.7% (Cost — $4,442,393,299#)	4,584,842,483
	Other Assets in Excess of Liabilities — 0.3%	14,772,870
	TOTAL NET ASSETS — 100.0%	$4,599,615,353

(a)	Security is issued on a when-issued basis.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.

(g)	The coupon payment on these securities is currently in default as of August 31, 2009.

(h)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	39

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Abbreviations used in this schedule:
ABAG	—Association of Bay Area Governor
ACA	—American Capital Assurance — Insured Bonds
AGC	—Assured Guaranty Corporation — Insured Bonds
AMBAC	—American Municipal Bond Assurance Corporation — Insured Bonds
BAN	—Bond Anticipation Notes
BHAC	—Berkshire Hathaway Assurance Corporation — Insured Bonds
CBI	—Certificate of Bond Insurance
CDA	—Community Development Authority
CMI	—California Mortgage Insurance Program — Insured Bonds
COP	—Certificate of Participation
DFA	—Development Finance Agency
EDA	—Economic Development Authority
EFA	—Educational Facilities Authority
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FHA	—Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance — Insured Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDC	—Housing Development Corporation
HEFA	—Health & Educational Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Board
IDR	—Industrial Development Revenue
IFA	—Industrial Finance Agency
ISD	—Independent School District
LIQ	—Liquidity Facility
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MTA	—Metropolitan Transportation Authority
NATL	—National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PFA	—Public Facilities Authority
PFC	—Public Facilities Corporation
PSFG	—Permanent School Fund Guaranty
Q-SBLF	—Qualified School Board Loan Fund
RDA	—Redevelopment Agency
Radian	—Radian Asset Assurance — Insured Bonds
SPA	—Standby Bond Purchase Agreement — Insured Bonds
TCRS	—Transferable Custodial Receipts
TFA	—Transitional Finance Authority
USD	—Unified School District
VHA	—Veterans Health Administration

See Notes to Financial Statements.

40	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

SUMMARY OF INVESTMENTS BY INDUSTRY*
Health care	18.6%
Transportation	13.1
Education	9.3
Industrial revenue	9.2
Power	8.2
Housing	8.1
Pre-refunded/escrowed to maturity	7.3
Special tax obligation	6.0
Water & sewer	4.9
Leasing	4.6
Other	4.3
Local general obligation	2.3
Solid waste/resource recovery	1.2
State general obligation	0.4
Short-term investments	2.5
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of August 31, 2009 and are subject to change.

RATINGS TABLE† (unaudited)
S&P/Moody’s/Fitch‡
AAA/Aaa	17.2%
AA/Aa	32.5
A	37.1
BBB/Baa	3.8
BB/Ba	0.5
B/B	0.2
CCC/Caa	0.2
A-1/VMIG1/F1	2.5
NR	6.0
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 42 and 43 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	41

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

42	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	43

Statement of assets and liabilities (unaudited)

August 31, 2009

ASSETS:
Investments, at value (Cost — $4,442,393,299)	$4,584,842,483
Cash	50,769
Interest receivable	58,163,102
Receivable for securities sold	36,403,546
Receivable for Fund shares sold	15,369,466
Prepaid expenses	165,752
Total Assets	4,694,995,118
LIABILITIES:
Payable for securities purchased	74,773,402
Payable for Fund shares repurchased	14,233,554
Distributions payable	3,217,374
Investment management fee payable	1,706,405
Distribution fees payable	862,497
Trustees’ fees payable	104,560
Accrued expenses	481,973
Total Liabilities	95,379,765
TOTAL NET ASSETS	$4,599,615,353
NET ASSETS:
Par value (Note 7)	$2,969
Paid-in capital in excess of par value	4,623,262,334
Undistributed net investment income	3,163,654
Accumulated net realized loss on investments and futures contracts	(169,262,788)
Net unrealized appreciation on investments	142,449,184
TOTAL NET ASSETS	$4,599,615,353
Shares Outstanding:
Class 1	2,229,396
Class A	232,154,552
Class B	7,428,308
Class C	39,594,047
Class I	15,470,994
Net Asset Value:
Class 1 (and redemption price)	$15.44
Class A (and redemption price)	$15.49
Class B1	$15.51
Class C1	$15.50
Class I (and redemption price)	$15.52
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.18

[1]	Redemption price per share is NAV of Class B and Class C shares reduced by a 4.50% and a 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

44	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2009

INVESTMENT INCOME:
Interest	$119,710,272
EXPENSES:
Investment management fee (Note 2)	9,607,610
Distribution fees (Notes 2 and 5)	4,771,796
Transfer agent fees (Note 5)	583,602
Registration fees	97,166
Legal fees	81,954
Shareholder reports (Note 5)	50,836
Audit and tax	42,661
Trustees’ fees	25,001
Insurance	20,334
Custody fees	10,323
Miscellaneous expenses	7,693
Total Expenses	15,298,976
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(23,616)
Net Expenses	15,275,360
NET INVESTMENT INCOME	104,434,912
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(6,683,305)
Futures contracts	35,753,618
Net Realized Gain	29,070,313
Change in Net Unrealized Appreciation/Depreciation From:
Investments	309,733,040
Futures contracts	(24,764,037)
Change in Net Unrealized Appreciation/Depreciation	284,969,003
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	314,039,316
INCREASE IN NET ASSETS FROM OPERATIONS	$418,474,228

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	45

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (unaudited) AND THE YEAR ENDED FEBRUARY 28, 2009	August 31	February 28
OPERATIONS:
Net investment income	$104,434,912	$173,953,171
Net realized gain (loss)	29,070,313	(15,793,664)
Change in net unrealized appreciation/depreciation	284,969,003	(176,764,407)
Increase (Decrease) in Net Assets From Operations	418,474,228	(18,604,900)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(103,650,617)	(173,101,215)
Decrease in Net Assets From Distributions to Shareholders	(103,650,617)	(173,101,215)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	662,417,389	1,644,469,791
Reinvestment of distributions	85,573,339	125,665,554
Cost of shares repurchased	(379,637,180)	(780,545,929)
Increase in Net Assets From Fund Share Transactions	368,353,548	989,589,416
INCREASE IN NET ASSETS	683,177,159	797,883,301
NET ASSETS:
Beginning of period	3,916,438,194	3,118,554,893
End of period*	$4,599,615,353	$3,916,438,194
*Includes undistributed net investment income of:	$3,163,654	$2,379,359

See Notes to Financial Statements.

46	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS 1 SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.34	$15.03	$15.62	$15.34	$15.52	$15.83
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.38	0.75	0.72	0.69	0.67	0.69
Net realized and unrealized gain (loss)	1.10	(0.70)	(0.59)	0.28	(0.19)	(0.31)
Total income from operations	1.48	0.05	0.13	0.97	0.48	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.74)	(0.72)	(0.69)	(0.66)	(0.69)
Total distributions	(0.38)	(0.74)	(0.72)	(0.69)	(0.66)	(0.69)
NET ASSET VALUE, END OF PERIOD	$15.44	$14.34	$15.03	$15.62	$15.34	$15.52
Total return[5]	10.46%	0.35%	0.77%	6.46%	3.17%	2.52%[6]
NET ASSETS, END OF PERIOD (MILLIONS)	$34	$33	$39	$44	$47	$52
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.63%[7]	0.65%	0.69%	0.69%[8]	0.74%	0.75%
Gross expenses, excluding interest expense	0.63 [7]	0.65	0.69	0.69 [8]	0.74	0.75
Net expenses	0.50 [7,9,10]	0.51 [9,10]	0.56 [9,10,11]	0.68 [8,9]	0.74 [9]	0.74 [9]
Net expenses, excluding interest expense	0.50 [7,9,10]	0.51 [9,10]	0.55 [9,10,11]	0.68 [8,9]	0.74 [9]	0.74 [9]
Net investment income	5.16 [7]	5.04	4.63	4.47	4.37	4.47
PORTFOLIO TURNOVER RATE	23%	75%	32%	24%	4%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.45%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective July 27, 2007, the manager has voluntarily agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.15% lower than Class A shares’ total annual operating expenses.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	47

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.39	$15.07	$15.67	$15.39	$15.57	$15.88
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.37	0.73	0.70	0.69	0.68	0.70
Net realized and unrealized gain (loss)	1.10	(0.69)	(0.60)	0.28	(0.19)	(0.31)
Total income from operations	1.47	0.04	0.10	0.97	0.49	0.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.72)	(0.70)	(0.69)	(0.67)	(0.70)
Total distributions	(0.37)	(0.72)	(0.70)	(0.69)	(0.67)	(0.70)
NET ASSET VALUE, END OF PERIOD	$15.49	$14.39	$15.07	$15.67	$15.39	$15.57
Total return[5]	10.35%	0.28%	0.60%	6.43%	3.22%	2.56%[6]
NET ASSETS, END OF PERIOD (MILLIONS)	$3,597	$3,129	$2,635	$2,607	$1,904	$1,995
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.65%[7]	0.66%	0.69%	0.71%[8]	0.71%	0.70%
Gross expenses, excluding interest expense	0.65 [7]	0.66	0.68	0.71 [8]	0.71	0.70
Net expenses	0.65 [7]	0.66 [9,10]	0.67 [9,10,11]	0.70 [8,9,10]	0.71 [9]	0.69 [9]
Net expenses, excluding interest expense	0.65 [7]	0.66 [9,10]	0.66 [9,10,11]	0.70 [8,9,10]	0.71 [9]	0.69 [9]
Net investment income	5.01 [7]	4.91	4.51	4.45	4.40	4.52
PORTFOLIO TURNOVER RATE	23%	75%	32%	24%	4%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.49%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.69%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.67% of average net assets for Class A until July 1, 2008.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

48	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.40	$15.09	$15.69	$15.41	$15.58	$15.89
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.33	0.65	0.62	0.61	0.60	0.62
Net realized and unrealized gain (loss)	1.11	(0.69)	(0.60)	0.28	(0.18)	(0.31)
Total income (loss) from operations	1.44	(0.04)	0.02	0.89	0.42	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.65)	(0.62)	(0.61)	(0.59)	(0.62)
Total distributions	(0.33)	(0.65)	(0.62)	(0.61)	(0.59)	(0.62)
NET ASSET VALUE, END OF PERIOD	$15.51	$14.40	$15.09	$15.69	$15.41	$15.58
Total return[5]	10.10%	(0.32)%	0.09%	5.88%	2.74%	2.01%[6]
NET ASSETS, END OF PERIOD (MILLIONS)	$115	$121	$153	$206	$234	$339
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.21%[7]	1.21%	1.23%	1.23%[8]	1.23%	1.22%
Gross expenses, excluding interest expense	1.21 [7]	1.21	1.23	1.23 [8]	1.23	1.22
Net expenses	1.21 [7]	1.20 [9,10]	1.18 [9,10,11]	1.21 [8,9,10]	1.23 [9]	1.21 [9]
Net expenses, excluding interest expense	1.21 [7]	1.20 [9,10]	1.18 [9,10,11]	1.21 [8,9,10]	1.23 [9]	1.21 [9]
Net investment income	4.44 [7]	4.35	4.00	3.93	3.87	4.00
PORTFOLIO TURNOVER RATE	23%	75%	32%	24%	4%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.95%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.21% and 1.20%, respectively.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective February 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 1.18% of average net assets for Class B until July 1, 2008.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	49

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.40	$15.08	$15.68	$15.40	$15.57	$15.88
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.33	0.64	0.61	0.61	0.59	0.62
Net realized and unrealized gain (loss)	1.10	(0.68)	(0.60)	0.28	(0.18)	(0.32)
Total income (loss) from operations	1.43	(0.04)	0.01	0.89	0.41	0.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.64)	(0.61)	(0.61)	(0.58)	(0.61)
Total distributions	(0.33)	(0.64)	(0.61)	(0.61)	(0.58)	(0.61)
NET ASSET VALUE, END OF PERIOD	$15.50	$14.40	$15.08	$15.68	$15.40	$15.57
Total return[5]	10.04%	(0.27)%	0.04%	5.87%	2.72%	1.97%[6]
NET ASSETS, END OF PERIOD (MILLIONS)	$614	$466	$251	$241	$164	$182
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.20%[7]	1.21%	1.23%	1.24%[8]	1.26%	1.25%
Gross expenses, excluding interest expense	1.20 [7]	1.21	1.23	1.24 [8]	1.26	1.25
Net expenses	1.20 [7]	1.21	1.23 [9,10]	1.23 [8,9]	1.26 [9]	1.24 [9]
Net expenses, excluding interest expense	1.20 [7]	1.21	1.23 [9,10]	1.23 [8,9]	1.26 [9]	1.24 [9]
Net investment income	4.45 [7]	4.38	3.95	3.92	3.85	3.97
PORTFOLIO TURNOVER RATE	23%	75%	32%	24%	4%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 1.90%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.22%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

50	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$14.41	$15.09	$15.69	$15.41	$15.59	$15.90
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.39	0.75	0.72	0.71	0.71	0.72
Net realized and unrealized gain (loss)	1.11	(0.68)	(0.59)	0.29	(0.19)	(0.30)
Total income from operations	1.50	0.07	0.13	1.00	0.52	0.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.75)	(0.73)	(0.72)	(0.70)	(0.73)
Total distributions	(0.39)	(0.75)	(0.73)	(0.72)	(0.70)	(0.73)
NET ASSET VALUE, END OF PERIOD	$15.52	$14.41	$15.09	$15.69	$15.41	$15.59
Total return[5]	10.50%	0.46%	0.78%	6.61%	3.40%	2.74%[6]
NET ASSETS, END OF PERIOD (MILLIONS)	$240	$167	$41	$25	$95	$21
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.47%[7]	0.49%	0.51%	0.53%[8]	0.55%	0.51%
Gross expenses, excluding interest expense	0.47 [7]	0.49	0.51	0.53 [8]	0.55	0.51
Net expenses	0.47 [7]	0.49 [9,10]	0.50 [9,10,11]	0.52 [8,9]	0.54 [9]	0.50 [9]
Net expenses, excluding interest expense	0.47 [7]	0.49 [9,10]	0.50 [9,10,11]	0.52 [8,9]	0.54 [9]	0.50 [9]
Net investment income	5.17 [7]	5.13	4.66	4.56	4.62	4.70
PORTFOLIO TURNOVER RATE	23%	75%	32%	24%	4%	8%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	Represents a share of capital stock outstanding prior to April 16, 2007.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would have been 2.67%.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.51%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Effective March 2, 2007, the manager has contractually agreed to waive fees and/or reimburse operating expenses (other than brokerage, taxes, and extraordinary expenses) to limit total annual operating expenses to 0.50% of average net assets for Class I until July 1, 2008.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	51

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Managed Municipals Fund (formerly known as Legg Mason Partners Managed Municipals Fund) (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

52	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,470,552,483	—	$4,470,552,483
Short-term investments†	—	114,290,000	—	114,290,000
Total	—	$4,584,842,483	—	$4,584,842,483

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	53

Notes to financial statements (unaudited) continued

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(g) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

54	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Management has agreed to voluntarily waive fees and/or reimburse operating expenses to limit total annual operating expenses for Class 1 shares to 0.15% lower than Class A shares’ total annual operating expenses.

During the six months ended August 31, 2009, LMPFA reimbursed Fund expenses in the amount of $23,616.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	55

Notes to financial statements (unaudited) continued

For the six months ended August 31, 2009, LMIS and its affiliates received sales charges of approximately $358,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$70,000	$14,000	$32,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the Independent Trustees’ fees earned until a later date specified by the Independent Trustees. The deferred fees earn a return based on notional investments selected by the Independent Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of August 31, 2009, the Fund had accrued $40,074 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,552,145,034
Sales	940,435,482

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$213,962,928
Gross unrealized depreciation	(71,513,744)
Net unrealized appreciation	$142,449,184

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

56	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$35,753,618	—	$35,753,618

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$(24,764,037)	—	$(24,764,037)

As of August 31, 2009, the Fund did not have any derivative instruments, but had an average market value of $272,754,146 in futures contracts (to sell) during the six months ended August 31, 2009.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class 1	—	$26,486	$1,852
Class A	$2,508,545	428,371	37,621
Class B	383,205	49,808	5,085
Class C	1,880,046	74,820	5,586
Class I	—	4,117	692
Total	$4,771,796	$583,602	$50,836

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	57

Notes to financial statements (unaudited) continued

For the six months ended August 31, 2009, waivers and/or reimbursements by class were as follows:

WAIVERS/ REIMBURSEMENTS
Class 1	$23,616
Class A	—
Class B	—
Class C	—
Class I	—
Total	$23,616

6. Distributions to shareholders by class

	SIX MONTHS ENDED AUGUST 31, 2009	YEAR ENDED FEBRUARY 28, 2009
Net Investment Income:
Class 1	$865,698	$1,811,198
Class A	83,129,719	144,514,452
Class B	2,597,744	6,042,861
Class C	11,845,480	15,822,550
Class I	5,211,976	4,910,154
Total	$103,650,617	$173,101,215

7. Shares of beneficial interest

At August 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED AUGUST 31, 2009		YEAR ENDED FEBRUARY 28, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Class 1
Shares issued on reinvestment	58,129	$865,746	122,855	$1,810,556
Shares repurchased	(148,530)	(2,193,406)	(377,107)	(5,590,602)
Net decrease	(90,401)	$(1,327,660)	(254,252)	$(3,780,046)
Class A
Shares sold	29,709,857	$441,272,140	79,504,003	$1,178,786,507
Shares issued on reinvestment	4,629,871	69,198,783	7,209,066	105,030,078
Shares repurchased	(19,661,715)	(291,237,336)	(44,041,452)	(630,727,253)
Net increase	14,678,013	$219,233,587	42,671,617	$653,089,332

58	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

	SIX MONTHS ENDED AUGUST 31, 2009		YEAR ENDED FEBRUARY 28, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Class B
Shares sold	602,278	$8,927,062	1,528,964	$22,752,497
Shares issued on reinvestment	151,972	2,271,237	301,101	4,405,891
Shares repurchased	(1,769,439)	(26,251,734)	(3,529,359)	(51,977,113)
Net decrease	(1,015,189)	$(15,053,435)	(1,699,294)	$(24,818,725)
Class C
Shares sold	9,183,133	$136,578,851	19,466,594	$288,747,224
Shares issued on reinvestment	570,575	8,541,702	734,848	10,683,085
Shares repurchased	(2,534,927)	(37,818,061)	(4,470,610)	(64,057,279)
Net increase	7,218,781	$107,302,492	15,730,832	$235,373,030
Class I
Shares sold	5,092,016	$75,639,336	10,540,602	$154,183,563
Shares issued on reinvestment	313,147	4,695,871	260,683	3,735,944
Shares repurchased	(1,489,859)	(22,136,643)	(1,956,373)	(28,193,682)
Net increase	3,915,304	$58,198,564	8,844,912	$129,725,825

8. Capital loss carryforward

As of February 28, 2009, the Fund had a net capital loss carryforward of approximately $97,692,866, of which $95,468 expires in 2012, $64,428,400 expires in 2013, and $33,168,998 expires in 2014. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	59

Notes to financial statements (unaudited) continued

under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

60	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	61

Notes to financial statements (unaudited) continued

Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and

62	Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report

class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Western Asset Managed Municipals Fund 2009 Semi-Annual Report	63

Legg Mason Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/09 SR09-911

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 2, 2009

By:	/S/ FRANCES M. GUGGINO
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date: November 2, 2009